Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year	SCT Total Compensation for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average SCT Total Compensation for Other NEOs ($)(1)	Average Compensation Actually Paid to Other NEOs ($)(2)	Cumulative TSR ($)(3)	Peer Group Cumulative TSR ($)(4)	Net Income (Loss) ($) (in '000s)(5)	Operating Cash Flows ($) (in '000s)(6)
2025	10,041,405	70,233,938	5,152,268	9,422,172	517.98	387.57	143,081	748,065
2024	26,042,027	59,959,612	3,243,634	7,459,281	186.87	287.15	(122,339)	503,544
2023	20,645,327	18,808,306	3,790,209	3,432,177	70.27	204.36	(127,597)	308,471
2022	14,877,151	3,156,802	2,098,057	799,889	58.30	170.68	(192,572)	206,971
2021	14,808,920	11,178,721	3,926,577	2,922,122	95.52	149.33	134,150	(148,454)

Company Selected Measure Name	operating cash flow
Named Executive Officers, Footnote	The dollar amounts reported in column (b) and (d) are the amounts reported for our CEO and, for the NEOs other than the CEO as a group, the average of the amounts reported for such individuals as a group, in each case, for each of the corresponding years in the “Total” column of the SCT. Our CEO for 2025 was Mr. Smalley, and for 2021 through 2024 was Mr. Tutor. Other NEOs for 2025 included Mr. Soroka, Mr. Ariqat, Ms. Assouri and Mr. Jensen. Other NEOs for 2024 included Mr. Smalley, Mr. Soroka, Mr. Ariqat, Ms. Assouri and Mr. Michael F. Smithson. Other NEOs for 2023 included Mr. Smalley, Mr. Soroka, Mr. Ariqat, Ms. Wendy A. Hallgren and Mr. Smithson. Other NEOs for 2022 included Mr. Smalley, Mr. Ariqat, Mr. James A. Frost, Ms. Hallgren and Mr. Smithson. Other NEOs for 2021 included Mr. Smalley, Mr. Frost, Ms. Hallgren and Mr. Smithson.
Peer Group Issuers, Footnote	The peer group used for this purpose is the Dow Jones U.S. Heavy Construction Index.
PEO Total Compensation Amount	$ 10,041,405	$ 26,042,027	$ 20,645,327	$ 14,877,151	$ 14,808,920
PEO Actually Paid Compensation Amount	$ 70,233,938	59,959,612	18,808,306	3,156,802	11,178,721
Adjustment To PEO Compensation, Footnote
(2)The dollar amounts reported in columns (c) and (e) represent the amount of compensation actually paid (“CAP”) to the CEO and average CAP to all other NEOs, as a group, respectively, in each case as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by these individuals, which is significantly less due to the way unrealized share price gains are required to be reported in the table below. CAP is calculated for a given fiscal year by adjusting the officer’s total compensation, as reported in the “Total” column of the SCT, for certain amounts related to equity awards as described with respect to 2025 below.

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)
Name and Year	SCT Total ($)	Less: Amounts Reported as “Stock Awards” in the SCT ($)	Less: Amounts Reported as “Option Awards” in the SCT ($)	Add: Year End Fair Value of Outstanding and Unvested Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Add: Fair Value as of Vesting Date for Awards Granted and Vested in the Current Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Less: Fair Value at the End of the Prior Year of Equity Awards that Forfeited in the Current Year ($)	Compensation Actually Paid ($)
CEO
Gary G. Smalley
2025	10,041,405	(5,693,196)	—	16,907,758	26,307,082	—	22,670,889	—	70,233,938

Aggregate Average Information
Other NEOs
2025	5,152,268	(3,002,837)	—	6,649,837	618,116	—	4,788	—	9,422,172

Non-PEO NEO Average Total Compensation Amount	$ 5,152,268	3,243,634	3,790,209	2,098,057	3,926,577
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,422,172	7,459,281	3,432,177	799,889	2,922,122
Adjustment to Non-PEO NEO Compensation Footnote
(2)The dollar amounts reported in columns (c) and (e) represent the amount of compensation actually paid (“CAP”) to the CEO and average CAP to all other NEOs, as a group, respectively, in each case as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by these individuals, which is significantly less due to the way unrealized share price gains are required to be reported in the table below. CAP is calculated for a given fiscal year by adjusting the officer’s total compensation, as reported in the “Total” column of the SCT, for certain amounts related to equity awards as described with respect to 2025 below.

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)
Name and Year	SCT Total ($)	Less: Amounts Reported as “Stock Awards” in the SCT ($)	Less: Amounts Reported as “Option Awards” in the SCT ($)	Add: Year End Fair Value of Outstanding and Unvested Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Add: Fair Value as of Vesting Date for Awards Granted and Vested in the Current Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Less: Fair Value at the End of the Prior Year of Equity Awards that Forfeited in the Current Year ($)	Compensation Actually Paid ($)
CEO
Gary G. Smalley
2025	10,041,405	(5,693,196)	—	16,907,758	26,307,082	—	22,670,889	—	70,233,938

Aggregate Average Information
Other NEOs
2025	5,152,268	(3,002,837)	—	6,649,837	618,116	—	4,788	—	9,422,172

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Operating cash flow; 2.Relative TSR; and 3.Pre-tax income
Total Shareholder Return Amount	$ 517.98	186.87	70.27	58.30	95.52
Peer Group Total Shareholder Return Amount	387.57	287.15	204.36	170.68	149.33
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 143,081,000	$ (122,339,000)	$ (127,597,000)	$ (192,572,000)	$ 134,150,000
Company Selected Measure Amount	748,065,000	503,544,000	308,471,000	206,971,000	(148,454,000)
PEO Name	Mr. Smalley	Mr. Tutor	Mr. Tutor	Mr. Tutor	Mr. Tutor
Additional 402(v) Disclosure	The cumulative TSR for the Company and the Company’s peer group is calculated, assuming a fixed investment of $100 on December 31, 2020, as measured at the end of each year shown in the table.The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.The most important financial performance measure used by the Company to link compensation actually paid to the NEOs for 2025 to Company performance (other than TSR, which is already included in the above Pay Versus Performance Table) is operating cash flow, as reported in the Company’s Consolidated Statements of Cash Flows within its audited financial statements under the caption “Net Cash Provided by (Used in) Operating Activities” for each applicable year.
Analysis of NEO Compensation Actually Paid vs. Cumulative TSR, Net Income (Loss) and Operating Cash Flow

As discussed further in the section titled “Compensation Discussion and Analysis”, the primary elements of compensation for NEOs include base salary, non-equity annual incentive compensation, and long-term equity-based incentives, which can include time-based and performance-based equity awards.

Measure:: 1
Pay vs Performance Disclosure
Name	Operating cash flow
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Pre-tax income
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 16,907,758
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,307,082
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,670,889
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,693,196)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,649,837
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	618,116
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,788
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,002,837)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0